BOSTON PARTNERS BOND FUND
                                (INVESTOR CLASS)

                                       OF

                               THE RBB FUND, INC.

                         SUPPLEMENT DATED JULY 30, 1998
                     TO THE PROSPECTUS DATED JANUARY 1, 1998

     The following paragraph is added to the section entitled RISK FACTORS on pages 5-7 of the Prospectus:

ASSET ALLOCATION

     From time to time, the Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving Asset Allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities, and purchases caused by reallocations may result in the Fund receiving additional cash that it will have to invest. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities at times when it would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. These transactions could also have tax consequences if the sale of securities results in gains and could also increase transaction costs. The Adviser is committed to minimizing the impact of such transactions on the Fund to the extent it is consistent with pursuing the investment objectives of clients for which the Adviser provides Asset Allocation account management services involving investments in the Fund and monitors the impact of asset allocation decisions on the Fund.

                            BOSTON PARTNERS BOND FUND
                              (INSTITUTIONAL CLASS)

                                       OF

                               THE RBB FUND, INC.

                         SUPPLEMENT DATED JULY 30, 1998
                     TO THE PROSPECTUS DATED JANUARY 1, 1998

     The following paragraph is added to the section entitled RISK FACTORS on pages 4-7 of the Prospectus:

ASSET ALLOCATION

     From time to time, the Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving Asset Allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities, and purchases caused by reallocations may result in the Fund receiving additional cash that it will have to invest. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities at times when it would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. These transactions could also have tax consequences if the sale of securities results in gains and could also increase transaction costs. The Adviser is committed to minimizing the impact of such transactions on the Fund to the extent it is consistent with pursuing the investment objectives of clients for which the Adviser provides Asset Allocation account management services involving investments in the Fund and monitors the impact of asset allocation decisions on the Fund.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                                (INVESTOR CLASS)

                                       OF

                               THE RBB FUND, INC.

                         SUPPLEMENT DATED JULY 30, 1998
                    TO THE PROSPECTUS DATED DECEMBER 1, 1997
                           (AS REVISED MAY 29, 1998)

     The following paragraph is added to the section entitled RISK FACTORS on pages 5-7 of the Prospectus:

ASSET ALLOCATION

     From time to time, the Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving Asset Allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities, and purchases caused by reallocations may result in the Fund receiving additional cash that it will have to invest. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities at times when it would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. These transactions could also have tax consequences if the sale of securities results in gains and could also increase transaction costs. The Adviser is committed to minimizing the impact of such transactions on the Fund to the extent it is consistent with pursuing the investment objectives of clients for which the Adviser provides Asset Allocation account management services involving investments in the Fund and monitors the impact of asset allocation decisions on the Fund.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              (INSTITUTIONAL CLASS)

                                       OF

                               THE RBB FUND, INC.

                         SUPPLEMENT DATED JULY 30, 1998
                    TO THE PROSPECTUS DATED DECEMBER 1, 1997
                            (AS REVISED MAY 29, 1998)

     The following paragraph is added to the section entitled RISK FACTORS on pages 5-7 of the Prospectus:

ASSET ALLOCATION

     From time to time, the Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving Asset Allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities, and purchases caused by reallocations may result in the Fund receiving additional cash that it will have to invest. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities at times when it would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. These transactions could also have tax consequences if the sale of securities results in gains and could also increase transaction costs. The Adviser is committed to minimizing the impact of such transactions on the Fund to the extent it is consistent with pursuing the investment objectives of clients for which the Adviser provides Asset Allocation account management services involving investments in the Fund and monitors the impact of asset allocation decisions on the Fund.